Preferred stock (Details)	Apr. 26, 2022 $ / shares shares
Stockholders' Equity Note [Abstract]
Converted Preferred stock	106,949,326
Preferred stock, shares authorized	1,000,000
Preferred Stock, par value (in Dollars per share) | $ / shares	$ 0.0001